ADVANCED SERIES TRUST

AST International Value Portfolio

Supplement dated September 25, 2014 to the

Prospectus dated April 28, 2014

THE PRUDENTIAL SERIES FUND

SP International Value Portfolio

Supplement dated September 25, 2014 to the

Prospectus dated April 30, 2014

This supplement should be read in conjunction with the Advanced Series Trust (AST) Prospectus, dated April 28, 2014, and The Prudential Series Fund (PSF) Prospectus, dated April 30, 2014, and should be retained for future reference. The AST International Value Portfolio (the AST Portfolio) and the SP International Value Portfolio (the PSF Portfolio) may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the applicable Prospectus.

A.	AST International Value Portfolio: Subadviser Change

The Board of Trustees of AST recently approved replacing Thornburg Investment Management, Inc. (Thornburg) with Lazard Asset Management LLC (Lazard) as a subadviser for a portion of the AST Portfolio. This change is expected to become effective on or about November 24, 2014. LSV Asset Management currently serves as a subadviser for the AST Portfolio and will continue to serve as a subadviser for the AST Portfolio after the subadviser change.

To reflect this change, the AST Prospectus is revised as follows, effective on November 24, 2014:

         I.            All references to Thornburg are hereby deleted from the AST Prospectus.

       II.            The following table replaces the table in the “MANAGEMENT OF THE PORTFOLIO” section of the AST Prospectus relating to the AST Portfolio:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	LSV Asset Management	Josef Lakonishok	CEO, CIO, Partner and Portfolio Manager	November 2004
AST Investment Services, Inc.		Menno Vermeulen, CFA	Partner, Portfolio Manager	November 2004
		Puneet Mansharamani, CFA	Partner, Portfolio Manager	January 2006
	Lazard Asset Management LLC	Michael G. Fry	Managing Director & Portfolio Manager/Analyst	November 2014
		Michael A. Bennett	Managing Director & Portfolio Manager/Analyst	November 2014
		Kevin J. Matthews	Director & Portfolio Manager/Analyst	November 2014
		Michael Powers	Managing Director & Portfolio Manager/Analyst	November 2014
		John R. Reinsberg	Deputy Chairman, International and Global Strategies	November 2014

III. The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST International Value Portfolio – Thornburg” is hereby deleted and replaced with the following:

Lazard. Lazard Asset Management LLC (Lazard) invests primarily in equity securities, principally common stocks, of non-US companies with market capitalizations generally greater than $3 billion that Lazard believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, Lazard looks for established companies in economically developed countries and may invest in securities of companies that are domiciled in or whose principal business activities are located in emerging market countries.

Lazard believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, Lazard believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities in three key ways:

1.	Highly financially productive companies can sustain or improve returns on existing and incremental capital for longer than investors appreciate.
2.	Investors often misprice structural change. Positive and negative structural changes within companies and industries which lead to improving or declining financial productivity are often under appreciated by investors. These changes often have a material and under-appreciated impact on the intrinsic value of a company.
3.	Investors' shorter term focus on news flow can result in significant mispricing of a security because typically a company’s intrinsic value fluctuates much less than the share price.

To take advantage of these structural inefficiencies, Lazard portfolio manager/analysts and sector specialists collaborate on detailed fundamental analysis that are rooted in developing unique sources of insight and integrating knowledge across regions, sectors and asset classes.

On the effective date of the subadviser change to Lazard, the Investment Managers anticipate that approximately 40% of the Portfolio’s net assets will initially be allocated to Lazard and 60% of the Portfolio’s net assets will initially be allocated to LSV.

IV. The section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers – Thornburg” is hereby deleted and replaced with the following:

Lazard Asset Management LLC (“Lazard”), an indirect, wholly-owned subsidiary of Lazard Ltd, is known for its global perspective on investing and decades of experience with global, regional and domestic portfolios. With more than 300 investment personnel worldwide, they offer investors an array of equity, fixed income, and alternative investment solutions from their network of offices throughout the world. As of June 30, 2014, Lazard had over $184 billion in assets under management. Lazard’s address is 30 Rockefeller Plaza, New York, New York 10112-6300.

       V.            The following replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – AST International Value Portfolio – Thornburg Segment”:

Lazard Segment. The portfolio managers responsible for the day-to-day management of the segment of the Portfolio managed by Lazard are Michael G. Fry, Michael A. Bennett, Kevin J. Matthews, Michael Powers and John R. Reinsberg.

Michael G. Fry is a Portfolio Manager/Analyst on various global and international equity teams. He began working in the investment field in 1981. Prior to joining Lazard in 2005, Michael was Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities with UBS Global Asset Management, and was also previously with Armstrong Jones Fund Management, Schroder Investment Management, and Price Waterhouse in Australia. He has a BE from Flinders University, Australia. Michael is a member of the Institute of Chartered Accountants in Australia and an associate of the Financial Services Institute of Australasia.

Michael Bennett is a Managing Director of Lazard Asset Management and a Portfolio Manager/Analyst on various international and global equity teams. He also coordinates the activities of Lazard Asset Management's Investment Council. Michael began working in the investment field in 1986. Prior to joining Lazard in 1992, Michael was with GE Investment Corporation, Keith Lippert Associates and became a CPA while at Arthur Andersen. He has an MBA from University of Chicago and a BS in Accounting from New York University.

Kevin Matthews is a Portfolio Manager/Analyst on the International Equity and International Equity Select teams. Prior to joining the investment teams, he was a Research Analyst with a background in financials, automotive, aerospace, and capital goods sectors. He began working in the investment field in 2001 when he joined Lazard. Kevin has a BA in Politics and Philosophy from St. Chad's College, Durham University.

Michael Powers is a Portfolio Manager/Analyst on various International and Global Equity teams. He began working in the investment field in 1990 when he joined Lazard. Michael has an MBA from Long Island University and a BA from Brown University.

John Reinsberg is Deputy Chairman of Lazard Asset Management responsible for oversight of the firm's international and global strategies. He is also a Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School Of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, a trustee of the NPR Foundation, as well as a member of the Board of Directors of the US Institute (Institutional Investor).

B.	SP International Value Portfolio: Subadviser Change

The Board of Trustees of PSF recently approved replacing Thornburg with Lazard as a subadviser for a portion of the PSF Portfolio. This change is expected to become effective on or about November 24, 2014. LSV Asset Management currently serves as a subadviser for the PSF Portfolio and will continue to serve as a subadviser for the PSF Portfolio after the subadviser change.

To reflect this change, the PSF Prospectus is revised as follows, effective on November 24, 2014:

         I.            All references to Thornburg are hereby deleted from the PSF Prospectus.

       II.            The following table replaces the table in the “MANAGEMENT OF THE PORTFOLIO” section of the PSF Prospectus relating to the PSF Portfolio:

Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	LSV Asset Management	Josef Lakonishok	CEO, CIO, Partner and Portfolio Manager	January 2006
		Menno Vermeulen, CFA	Partner, Portfolio Manager	January 2006
		Puneet Mansharamani, CFA	Partner, Portfolio Manager	January 2006
	Lazard Asset Management LLC	Michael G. Fry	Managing Director & Portfolio Manager/Analyst	November 2014
		Michael A. Bennett	Managing Director & Portfolio Manager/Analyst	November 2014
		Kevin J. Matthews	Director & Portfolio Manager/Analyst	November 2014
		Michael Powers	Managing Director & Portfolio Manager/Analyst	November 2014
		John R. Reinsberg	Deputy Chairman, International and Global Strategies	November 2014

III. The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST –SP International Value Portfolio” is hereby deleted and replaced with the following:

The investment objective of this Portfolio is long-term capital appreciation. While we make every effort to achieve our objective, we can’t guarantee success, and it is possible that you could lose money. The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in equity securities. The Portfolio will not change this policy unless it provides 60 days prior written notice to contract owners. To achieve the Portfolio’s investment objective, the Portfolio invests at least 65% of its net assets in the equity securities of foreign companies in at least three different countries, without limit as to the amount of Portfolio assets that may be invested in a single country. A company is considered to be a foreign company if it satisfies at least one of the following criteria:

•	its securities are traded principally on stock exchanges in one or more foreign countries;
•	it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries;
•	it maintains 50% or more of its assets in one or more foreign countries; or
•	it is organized under the laws of a foreign country.

The Portfolio may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin. The companies in which the Portfolio may invest may be of any size.

LSV uses proprietary investment models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management. The primary components of the investment models are: 1) indicators of fundamental undervaluation, such as high dividend yield, low price-to-cash flow ratio or low price-to-earnings ratio, 2) indicators of past negative market sentiment, such as poor past stock price performance, 3) indicators of recent momentum, such as high recent stock price performance, and 4) control of incremental risk relative to the benchmark index. All such indicators are measured relative to the overall universe of non-US, developed market equities. This investment strategy can be described as a “contrarian value” approach. The objective of the strategy is to outperform the unhedged US Dollar total return (net of foreign dividend withholding taxes) of the MSCI EAFE Index.

Lazard Asset Management LLC (Lazard) invests primarily in equity securities, principally common stocks, of non-US companies with market capitalizations generally greater than $3 billion that Lazard believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, Lazard looks for established companies in economically developed countries and may invest in securities of companies that are domiciled in or whose principal business activities are located in emerging market countries.

Lazard believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, Lazard believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities in three key ways:

1.	Highly financially productive companies can sustain or improve returns on existing and incremental capital for longer than investors appreciate.
2.	Investors often misprice structural change. Positive and negative structural changes within companies and industries which lead to improving or declining financial productivity are often under appreciated by investors. These changes often have a material and under-appreciated impact on the intrinsic value of a company.
3.	Investors' shorter term focus on news flow can result in significant mispricing of a security because typically a company’s intrinsic value fluctuates much less than the share price.

To take advantage of these structural inefficiencies, Lazard portfolio manager/analysts and sector specialists collaborate on detailed fundamental analysis that are rooted in developing unique sources of insight and integrating knowledge across regions, sectors and asset classes.

Under normal conditions, PI will determine the division of assets and cash flows for the SP International Value Portfolio among the applicable subadvisers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among the applicable subadvisers as PI deems appropriate. PI may change the target allocation of assets among the applicable subadvisers, transfer assets between the applicable subadvisers, or change the allocation of cash inflows or cash outflows among the applicable subadvisers for any reason and at any time without prior notice. As a consequence, PI may allocate assets or cash flows from a portfolio segment that has appreciated more to another portfolio segment.

On the effective date of the subadviser change to Lazard, PI anticipate that approximately 40% of the Portfolio’s net assets will initially be allocated to Lazard and 60% of the Portfolio’s net assets will initially be allocated to LSV.

IV. The section of the Prospectus entitled “How the Fund is Managed – Investment Subadvisers – Thornburg” is hereby deleted and replaced with the following:

Lazard Asset Management LLC (“Lazard”), an indirect, wholly-owned subsidiary of Lazard Ltd, is known for its global perspective on investing and decades of experience with global, regional and domestic portfolios. With more than 300 investment personnel worldwide, they offer investors an array of equity, fixed income, and alternative investment solutions from their network of offices throughout the world. As of June 30, 2014, Lazard had over $184 billion in assets under management. Lazard’s address is 30 Rockefeller Plaza, New York, New York 10112-6300.

       V.            The following replaces the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Managers – SP International Value Portfolio – Thornburg Segment”:

Lazard Segment. The portfolio managers responsible for the day-to-day management of the segment of the Portfolio managed by Lazard are Michael G. Fry, Michael A. Bennett, Kevin J. Matthews, Michael Powers and John R. Reinsberg.

Michael G. Fry is a Portfolio Manager/Analyst on various global and international equity teams. He began working in the investment field in 1981. Prior to joining Lazard in 2005, Michael was Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities with UBS Global Asset Management, and was also previously with Armstrong Jones Fund Management, Schroder Investment Management, and Price Waterhouse in Australia. He has a BE from Flinders University, Australia. Michael is a member of the Institute of Chartered Accountants in Australia and an associate of the Financial Services Institute of Australasia.

Michael Bennett is a Managing Director of Lazard Asset Management and a Portfolio Manager/Analyst on various international and global equity teams. He also coordinates the activities of Lazard Asset Management's Investment Council. Michael began working in the investment field in 1986. Prior to joining Lazard in 1992, Michael was with GE Investment Corporation, Keith Lippert Associates and became a CPA while at Arthur Andersen. He has an MBA from University of Chicago and a BS in Accounting from New York University.

Kevin Matthews is a Portfolio Manager/Analyst on the International Equity and International Equity Select teams. Prior to joining the investment teams, he was a Research Analyst with a background in financials, automotive, aerospace, and capital goods sectors. He began working in the investment field in 2001 when he joined Lazard. Kevin has a BA in Politics and Philosophy from St. Chad's College, Durham University.

Michael Powers is a Portfolio Manager/Analyst on various International and Global Equity teams. He began working in the investment field in 1990 when he joined Lazard. Michael has an MBA from Long Island University and a BA from Brown University.

John Reinsberg is Deputy Chairman of Lazard Asset Management responsible for oversight of the firm's international and global strategies. He is also a Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams. He began working in the investment field in 1981. Prior to joining Lazard in 1992, John was Executive Vice President with General Electric Investment Corporation and Trustee of the General Electric Pension Trust. He was also previously with Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. John has an MBA from Columbia University and a BA from the University of Pennsylvania. He is a member of the University of Pennsylvania School of Arts and Sciences Board of Overseers, the University of Pennsylvania Huntsman Program Advisory Board, the Board of Directors of the Alliance for Cancer Gene Therapy, a trustee of the NPR Foundation, as well as a member of the Board of Directors of the U.S. Institute (Institutional Investor).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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